Significant Accounting Policies - Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements (Detail)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Period End [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.2155	1.3765	1.3190
Average [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.3262	1.3285	1.2887
Maximum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.2155	1.2818	1.2238
Minimum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	1.3857	1.3765	1.3347